Current Assets (Details) - USD ($)							3 Months Ended
	Sep. 30, 2023	Sep. 15, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	May 25, 2022	Sep. 30, 2023	Jul. 27, 2023	May 04, 2023	Jun. 01, 2022	Sep. 10, 2021	Dec. 30, 2020
Current Assets (Details) [Line Items]
Due amounts	$ 397,390		$ 277,859	$ 30,000	$ 30,000
Principal amount	1,000,000						$ 1,000,000	$ 3,000,000
Working capital							$ 100,000
Unpaid principal accrues simple interest							1.00%
Amounts due from subsidiary					4,990,679
Par value (in Dollars per share)											$ 0.001
Grant date value of per share (in Dollars per share)										$ 0.0721	$ 1.7
Amount of grant date value											$ 188,889
Amount of revolving note agreement												$ 1,000,000
Interest rate												0.01%
Ownership interest percent						51.00%
Balance amount			0		0
Impaired amount			18,564,373		$ 1,396,611
Accounts receivable	30,095,285		17,586,218				$ 30,095,285
Paul Quintal [Member]
Current Assets (Details) [Line Items]
Shares issued (in Shares)											111,111
Par value (in Dollars per share)											$ 1.7
Shares of common stock (in Shares)											111,111
Gerab National Enterprises LLC (“Gerab”) [Member]
Current Assets (Details) [Line Items]
Amounts due from subsidiary	1,794,218		$ 1,794,218	$ 4,990,679
Nicolas Link [Member]
Current Assets (Details) [Line Items]
Grant date value of per share (in Dollars per share)										0.0721
Shares of common stock (in Shares)									2,750,000
Nicolas Link [Member] | Common Stock [Member]
Current Assets (Details) [Line Items]
Shares, issued (in Shares)		2,000,000
Fair market value price per share (in Dollars per share)		$ 0.27
John-Paul Backwel [Member]
Current Assets (Details) [Line Items]
Grant date value of per share (in Dollars per share)										0.0721
Shares of common stock (in Shares)									2,250,000
John-Paul Backwel [Member] | Common Stock [Member]
Current Assets (Details) [Line Items]
Shares, issued (in Shares)		2,000,000
Fair market value price per share (in Dollars per share)		$ 0.27
Carsten Kjems Falk [Member]
Current Assets (Details) [Line Items]
Shares issued (in Shares)									2,250,000		1,500,000
Par value (in Dollars per share)											$ 0.001
Grant date value of per share (in Dollars per share)										0.0721	$ 2.75
Amount of grant date value											$ 4,125,000
Carsten Kjems Falk [Member] | Common Stock [Member]
Current Assets (Details) [Line Items]
Shares, issued (in Shares)		1,250,000
Fair market value price per share (in Dollars per share)		$ 0.27
Louise Bennett [Member]
Current Assets (Details) [Line Items]
Shares issued (in Shares)									500,000
Grant date value of per share (in Dollars per share)										$ 0.0721
Louise Bennett [Member] | Common Stock [Member]
Current Assets (Details) [Line Items]
Shares, issued (in Shares)		350,000
Fair market value price per share (in Dollars per share)		$ 0.27
Krishnan Krishnamoorthy [Member]
Current Assets (Details) [Line Items]
Shares issued (in Shares)									2,250,000
Ilustrato Pictures International, Inc. [Member]
Current Assets (Details) [Line Items]
Principal amount	$ 1,000,000						1,000,000
Working capital							$ 100,000
Unpaid principal accrues simple interest							1.00%